UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2001
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   August 1, 2001


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $70,781



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
AOL Time Warner Inc.           COM              00184A105     2409    45455 SH       SOLE                    45455
AT&T Corp Liberty Media Group  COM              001957208     1443    82479 SH       SOLE                    82479
American Home Products         COM              026609107     3056    52016 SH       SOLE                    52016
American Intl. Group           COM              026874107      680     8000 SH       SOLE                     8000
Bristol-Myers-Squibb           COM              110122108      304     5808 SH       SOLE                     5808
Chevron Corp.                  COM              166751107     1612    17810 SH       SOLE                    17810
Citigroup, Inc.                COM              172967101     2830    53551 SH       SOLE                    53551
Colgate-Palmolive Co           COM              194162103      268     4550 SH       SOLE                     4550
Convergys Corp.                COM              212485106     1192    39420 SH       SOLE                    39420
Corning Inc.                   COM              219350105      631    37776 SH       SOLE                    37776
DST Systems                    COM              233326107     2175    41271 SH       SOLE                    41271
DuPont (E.I.)                  COM              263534109     2493    51685 SH       SOLE                    51685
El Paso Corp.                  COM              28336L109     2514    47851 SH       SOLE                    47851
Electronic Data Systems        COM              285661104     1851    29610 SH       SOLE                    29610
Eli Lilly                      COM              532457108     1282    17318 SH       SOLE                    17318
Exelon Corporation             COM              30161N101     1946    30353 SH       SOLE                    30353
Exxon Mobil Corporation        COM              30231G102      482     5516 SH       SOLE                     5516
Fairchild Corp.                COM              303698104      108    15360 SH       SOLE                    15360
Fannie Mae                     COM              313586109     2330    27403 SH       SOLE                    27403
First Data Corp.               COM              319963104     1903    29570 SH       SOLE                    29570
FleetBoston Financial Corp.    COM              339030108     1863    47212 SH       SOLE                    47212
General Electric               COM              369604103     2209    45322 SH       SOLE                    45322
Halliburton Company            COM              406216101     1063    29868 SH       SOLE                    29868
Informix Corporation           COM              456779107      121    20750 SH       SOLE                    20750
Int'l Business Mach Corp       COM              459200101     1757    15545 SH       SOLE                    15545
Intel Corp.                    COM              458140100     1089    37218 SH       SOLE                    37218
J P Morgan Chase & Co.         COM              46625H100     1435    32184 SH       SOLE                    32184
Johnson & Johnson              COM              478160104     2082    41641 SH       SOLE                    41641
Mellon Financial Corp.         COM              58551A108     2394    53429 SH       SOLE                    53429
Minnesota Mining & Mfg.        COM              604059105     2438    21370 SH       SOLE                    21370
Nortel Networks Corp.          COM              656568102      132    14617 SH       SOLE                    14617
Oracle Corp.                   COM              68389X105     1594    83920 SH       SOLE                    83920
PepsiCo Inc.                   COM              713448108     1754    39672 SH       SOLE                    39672
Pfizer Inc.                    COM              717081103     3154    78740 SH       SOLE                    78740
Pharmacia Corporation          COM              71713U102     1516    32990 SH       SOLE                    32990
Philip Morris Cos. Inc.        COM              718154107      213     4200 SH       SOLE                     4200
Proctor & Gamble               COM              742718109      381     5966 SH       SOLE                     5966
SBC Communications             COM              78387G103     1805    45062 SH       SOLE                    45062
Scientific-Atlanta             COM              808655104     1812    44640 SH       SOLE                    44640
Telefonica SA Sponsored ADR    COM              879382208     1449    38914 SH       SOLE                    38914
Tyco International             COM              902124106     1545    28350 SH       SOLE                    28350
United Technologies            COM              913017109     2293    31293 SH       SOLE                    31293
Wal-Mart Stores                COM              931142103     1595    32680 SH       SOLE                    32680
Webster Financial              COM              947890109      202     6150 SH       SOLE                     6150
Williams Cos., Inc.            COM              969457100     1773    53810 SH       SOLE                    53810
WorldCom, Inc.-WorldCom Group  COM              98157D106     1480   104255 SH       SOLE                   104255
XO Communications, Inc. 'A'    COM              983764101       20    10610 SH       SOLE                    10610